Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 6
Central Index Key	dei_EntityCentralIndexKey	0000746518
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 26, 2017
Prospectus Date	rr_ProspectusDate	Oct. 26, 2017